SEI LIQUID ASSET TRUST

Prime Obligation Fund
(the "Fund")

Supplement dated April 15, 2016
to the Class A Shares Prospectus (the "Prospectus") dated October 31, 2015, as amended on February 12, 2016

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Fund.

Change in the Fund's Portfolio Management

Under the heading titled "Sub-Adviser," under the section titled "Management," in the Fund Summary for the Fund, the reference to "BofA Advisors, LLC" is hereby deleted and replaced with "BlackRock Advisors, LLC".

In addition, under the section titled "Sub-Adviser," the text relating to BofA Advisors, LLC is hereby deleted and replaced with the following:

BlackRock Advisors, LLC: BlackRock Advisors, LLC ("BAL"), 100 Bellevue Parkway, Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., provides investment services to the Prime Obligation Fund pursuant to an investment sub-advisory agreement. BAL was organized in 1994 to perform advisory services for investment companies. As of December 31, 2015, assets under management were approximately $4.65 trillion for BAL and its affiliates.

There are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1015 (04/16)

SEI LIQUID ASSET TRUST

Prime Obligation Fund
(the "Fund")

Supplement dated April 15, 2016
to the Statement of Additional Information (the "SAI") dated October 31, 2015, as amended on February 12, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Fund.

Change in Sub-Advisers for the Fund

On the cover page of the SAI, the reference to BofA Advisors, LLC is hereby deleted and replaced with "BlackRock Advisors, LLC".

In addition, under the heading titled "The-Sub-Adviser," under the section titled "The Adviser and the Sub-Adviser," the text relating to BofA Advisors, LLC is hereby deleted and replaced with the following:

Blackrock Advisors, LLC—BlackRock Advisors, LLC ("BAL") serves as a Sub-Adviser to a portion of the assets of the Prime Obligation Fund. BAL is an investment adviser registered with the SEC. BAL is a wholly owned indirect subsidiary of BlackRock, Inc. ("BlackRock"), an independent and publicly-traded corporation incorporated in Delaware and headquartered in New York, New York. As of December 31, 2015, PNC Financial Services Group, Inc. owned 22.2% of BlackRock and institutional investors, employees and the public held economic interest of 77.8% of BlackRock.

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1015 (04/16)